STOCKHOLDERS' EQUITY (Details) - $ / shares	12 Months Ended
	Dec. 31, 2020	Oct. 12, 2020	Dec. 31, 2019	Jun. 07, 2019
Preferred Stock, Par or Stated Value Per Share	$ 0.0001		$ 0.0001
Preferred Stock, Shares Authorized	1,000,000		1,000,000
Preferred Stock, Shares Issued	0		0
Preferred Stock, Shares Outstanding	0		0
Class of Warrant or Right Warrants Expiration Period	5 years
Class of Warrant or Right Warrants Redemption Price	$ 0.01
Share Price	$ 18.00
Sponsor [Member]
Equity Method Investment, Ownership Percentage	20.00%
Class A Common Stock [Member]
Common Stock, Shares Authorized	200,000,000		200,000,000
Common Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, Shares, Issued	2,419,019		2,380,049
Common Stock, Shares, Outstanding	2,419,019		2,380,049
Common Stock, Redemption Shares	66,580,981		66,619,951
Share Price	$ 12.00
Class B Common Stock [Member]
Common Stock, Shares Authorized	20,000,000		20,000,000
Common Stock, Par or Stated Value Per Share	$ 0.0001		$ 0.0001
Common Stock, Shares, Issued	17,250,000		17,250,000
Common Stock, Shares, Outstanding	17,250,000		17,250,000	11,500,000